Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Net income attributable to Baidu, Inc.	6,638,637	10,456,028	10,518,966	1,737,609
Adjustments to the carrying amount of redeemable noncontrolling interests	—	(22,143)	(31,799)	(5,253)

Numerator for EPS computation	6,638,637	10,433,885	10,487,167	1,732,356

Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

	For the years ended December 31,
	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In thousands, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	5,153,755	1,484,882	8,106,219	2,327,666	8,175,647	1,350,520	2,311,520	381,836
Denominator
Weighted average ordinary shares outstanding	27,086,098	7,803,952	27,145,208	7,794,630	27,274,769	27,274,769	7,711,459	7,711,459

Denominator used for earnings per share	27,086,098	7,803,952	27,145,208	7,794,630	27,274,769	27,274,769	7,711,459	7,711,459
Earnings per share – basic	190.27	190.27	298.62	298.62	299.75	49.52	299.75	49.52

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	5,156,846	1,481,791	8,108,856	2,325,029	8,178,954	1,351,066	2,308,213	381,290
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,481,791	—	2,325,029	—	2,308,213	381,290	—	—

Allocation of net income attributable to Baidu, Inc.	6,638,637	1,481,791	10,433,885	2,325,029	10,487,167	1,732,356	2,308,213	381,290
Denominator
Weighted average ordinary shares outstanding	27,086,098	7,803,952	27,145,208	7,794,630	27,274,769	27,274,769	7,711,459	7,711,459
Conversion of Class B to Class A ordinary shares	7,803,952	—	7,794,630	—	7,711,459	7,711,459	—	—
Share-based awards	72,781	—	39,621	—	50,118	50,118	—	—

Denominator used for earnings per share	34,962,831	7,803,952	34,979,459	7,794,630	35,036,346	35,036,346	7,711,459	7,711,459
Earnings per share – diluted	189.88	189.88	298.29	298.29	299.32	49.44	299.32	49.44

Earnings per ADS:
Denominator used for earnings per ADS – basic	270,860,980		271,452,080		272,747,690	272,747,690
Denominator used for earnings per ADS –diluted	349,628,310		349,794,590		350,363,460	350,363,460
Earnings per ADS – basic	19.03		29.86		29.98	4.95

Earnings per ADS – diluted	18.99		29.83		29.93	4.94